Capital and Risk Management - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021 CAD ($) yr	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Disclosure of risk management strategy related to hedge accounting [line items]
Assets	$ 72,106,449	$ 77,318,811
Liabilities	67,819,676	65,860,292
Net loss	(44,699,313)	(34,860,963)	$ (27,894,834)
Cash and cash equivalents	4,588,057	1,110,889	$ 529,190	$ 1,325,794
Working Capital Deficit	42,108,177
Current assets	21,907,442	15,195,235
Current liabilities	64,015,619	28,247,937
Liquidity risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	4,588,057	1,110,889
Working Capital Deficit	42,108,177	13,052,702
Current assets	6,712,207
Current liabilities	35,767,682
Currency risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Assets	14,554,193	8,291,005
Liabilities	11,685,160	16,398,521
Net loss	$ 143,452	$ 405,376
Average foreign exchange rate | yr	5
Credit risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loss rate	1.00%